Basis of Presentation	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Partnership).

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2016, which are included in the Partnership’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 12, 2017. In the opinion of management of the Partnership’s general partner, Teekay Offshore GP L.L.C. (or the general partner), these interim unaudited consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Historically, the utilization of shuttle tankers in the North Sea is higher in the winter months as favorable weather conditions in the summer months provide opportunities for repairs and maintenance to the Partnership’s vessels and the offshore oil platforms. Downtime for repairs and maintenance generally reduces oil production and, thus, transportation requirements. Intercompany balances and transactions have been eliminated upon consolidation.

In September 2017, the Partnership entered into a strategic partnership (the Brookfield Transaction) with Brookfield Business Partners L.P., together with its institutional partners (or Brookfield). As part of this transaction, Brookfield and Teekay Corporation invested $610.0 million and $30.0 million respectively, in exchange for 244.0 million and 12.0 million common units, respectively, of the Partnership and 62.4 million and 3.1 million warrants, respectively, exercisable for common units of the Partnership (see note 10). As part of the Brookfield Transaction, Brookfield acquired from a subsidiary of Teekay Corporation a $200.0 million subordinated promissory note of the Partnership (the 2016 Teekay Corporation Promissory Note) in exchange for $140 million in cash and 11.4 million warrants to purchase common units of the Partnership, and the Partnership, Teekay Corporation and Brookfield amended the promissory note to, among other things, extend the maturity date to January 1, 2022 (as amended, the Brookfield Promissory Note) (see note 6h).